EMPLOYEE BENEFITS	12 Months Ended
Dec. 31, 2023
Retirement Benefits [Abstract]
EMPLOYEE BENEFITS

12. EMPLOYEE BENEFITS

Defined benefit plans

The following tables set out the funded status of the end-of-service indemnities employees receive under one of the five benefit structures the Company and its subsidiaries offer to its employees and the amounts recognized in the Company’s financial statements as of December 31, 2023, and 2022 (in thousands):

	December 31, 2023		December 31, 2022
Change in benefit obligations
Benefit obligations at the beginning of the year	$28,314		$27,410
Actuarial (gain) / loss	1,344		(1,128)
Service cost	4,979		4,876
Interest cost	1,522		675
Benefits paid	(2,498)		(3,519)
Benefit obligations at the end of the year	33,661		28,314
Current benefit obligation (within Other current liabilities)	4,726		3,932
Non-current benefit obligation	28,935		24,382
Benefit obligation at the end of the year	33,661		28,314
Change in plan assets
Fair value of plan assets at the beginning of the year	-		-
Employer contributions	2,498		3,519
Benefits paid	(2,498	)_	(3,519)
Plan assets at the end of the year	-		-
Unfunded status	$33,661		$28,314

Net cost for the years ended December 31, 2023, 2022, and 2021, comprises the following components (in thousands):

	Year ended
	December 31, 2023	December 31, 2022	December 31, 2021
Service cost	$4,979	$4,876	$4,545
Interest cost	1,522	675	482
Actuarial (gain)/loss	1,344	(1,128)	(69)
Other	-	-	-
Net cost	$7,845	$4,423	$4,958

The weighted-average assumptions used to determine benefit obligations as of December 31, 2023 and 2022 are set out below:

	December 31, 2023	December 31, 2022
Discount rate	5.00%	5.00%
Rate of increase in compensation levels:	4.5-5%	4.5-5%

The discount rate has been set with regard to the market yields on high quality corporate bonds as of December 31, 2023 for the measurements as of December 31, 2023 (and as of December 31, 2022 for the measurements as of December 31, 2022) of duration broadly consistent with the duration of the benefit obligations. The primary yield curve for the purpose of this comparison has been the ‘FTSE Above Median Double-A Curve’.

The weighted-average assumptions used to determine net periodic benefit cost for the years ended December 31, 2023 and 2022 are set out below:

	December 31, 2023	December 31, 2022
Discount rate	5%	2.25%
Rate of increase in compensation levels:	4.5-5%	4.5-5%

The Company assesses these assumptions with its projected long-term plans of growth and prevalent industry standards.

The following illustrates the sensitivity to changes in discount rate, holding all other assumptions constant, for in the Company’s benefit obligations (in thousands):

Change in assumption:	Benefit obligation at the end of the year
100 basis point decrease in discount rate	+$	2,020
100 basis point increase in discount rate	-$	(1,797)

The Company has no regulatory requirement to fund these benefits in advance and intends to pay benefits directly as they fall due. As of December 31, 2023, the Company has no plan assets to invest.

Accumulated benefit obligation was $19.2 million and $15.8 million as of December 31, 2023 and 2022, respectively.

The following reflect expected future benefit payments (in thousands):

Year ended
December 31, 2023
2024	$6,538
2025	$5,448
2026	$5,589
2027	$5,511
2028	$5,340
2029 through 2032	$24,630

The expected benefits are based materially on the same assumptions used to measure the Company’s benefit obligations as of December 31, 2022.

Defined contribution plans

The Company also provides a defined contribution retirement plan and occupational hazard insurance for Omani employees. Contributions to a defined contribution retirement plan and occupational hazard insurance for Omani employees in accordance with the Omani Social Insurances Law are recognized as an expense in the Consolidated Statements of Operations as incurred. Total contributions for the years ended December 31, 2023, 2022, and 2021, were $3.3 million, $3.8 million, and $3.7 million, respectively.